Offerings - Offering: 1	Jan. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $1.00 per share
Amount Registered | shares	1,322,541
Proposed Maximum Offering Price per Unit | shares	234.59
Maximum Aggregate Offering Price | $	$ 310,254,893.19
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 47,500.03
Offering Note
(1)
RenaissanceRe Holdings Ltd. (the “Registrant”) are registering 1,322,541 common shares, par value $1.00 per share (the “Common Shares”), that may be offered and sold by the selling shareholder pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the plans relating to adjustments for changes resulting from a share dividend, share split or similar change.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based upon the average of the high and low prices of the Common Shares of the Registrant on the New York Stock Exchange on February 5, 2025 (such date being within five business days prior to the date that this registration statement was filed with the Securities and Exchange Commission).